Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

March 31, 2021

VFS-QTLY-0521
1.814647.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Banks - 34.9%
Diversified Banks - 17.6%
Bank of America Corp.	275,800	$10,670,702
Citigroup, Inc.	150,500	10,948,876
U.S. Bancorp	105,300	5,824,143
Wells Fargo & Co.	267,377	10,446,419
		37,890,140
Regional Banks - 17.3%
Ameris Bancorp	22,700	1,191,977
Associated Banc-Corp.	46,100	983,774
Bank OZK	50,600	2,067,010
BOK Financial Corp.	14,142	1,263,163
Cadence Bancorp Class A	80,100	1,660,473
East West Bancorp, Inc.	19,100	1,409,580
First Horizon National Corp.	158,462	2,679,592
First Interstate Bancsystem, Inc.	22,600	1,040,504
Great Western Bancorp, Inc.	24,600	745,134
Huntington Bancshares, Inc.	234,770	3,690,584
KeyCorp	109,400	2,185,812
M&T Bank Corp.	19,600	2,971,556
PacWest Bancorp	30,400	1,159,760
Peoples United Financial, Inc.	61,900	1,108,010
PNC Financial Services Group, Inc.	32,200	5,648,202
Signature Bank	15,400	3,481,940
WesBanco, Inc.	37,800	1,363,068
Wintrust Financial Corp.	34,100	2,584,780
		37,234,919

TOTAL BANKS		75,125,059

Capital Markets - 20.0%
Asset Management & Custody Banks - 11.0%
Affiliated Managers Group, Inc.	15,600	2,324,868
AllianceBernstein Holding LP	65,800	2,631,342
Bank of New York Mellon Corp.	116,200	5,495,098
Brookfield Asset Management, Inc. Class A (a)	67,200	2,990,400
Carlyle Group LP	67,800	2,492,328
Northern Trust Corp.	11,500	1,208,765
Patria Investments Ltd.	93,800	1,633,996
State Street Corp.	59,300	4,981,793
		23,758,590
Financial Exchanges & Data - 1.6%
Cboe Global Markets, Inc.	34,427	3,397,601
Investment Banking & Brokerage - 7.4%
Lazard Ltd. Class A	56,200	2,445,262
Morgan Stanley	122,000	9,474,520
Raymond James Financial, Inc.	20,300	2,487,968
Virtu Financial, Inc. Class A	46,500	1,443,825
		15,851,575

TOTAL CAPITAL MARKETS		43,007,766

Consumer Finance - 10.1%
Consumer Finance - 10.1%
American Express Co.	62,000	8,769,280
Capital One Financial Corp.	65,500	8,333,565
Navient Corp.	112,400	1,608,444
OneMain Holdings, Inc.	49,900	2,680,628
SLM Corp.	22,300	400,731
		21,792,648
Diversified Financial Services - 1.0%
Multi-Sector Holdings - 1.0%
Cannae Holdings, Inc. (b)	53,500	2,119,670
Insurance - 24.0%
Insurance Brokers - 3.5%
Arthur J. Gallagher & Co.	32,700	4,079,979
Willis Towers Watson PLC	14,700	3,364,536
		7,444,515
Life & Health Insurance - 2.9%
CNO Financial Group, Inc.	71,400	1,734,306
MetLife, Inc.	55,300	3,361,687
Primerica, Inc.	8,400	1,241,688
		6,337,681
Multi-Line Insurance - 6.1%
American Financial Group, Inc.	28,000	3,194,800
American International Group, Inc.	80,000	3,696,800
Assurant, Inc.	21,600	3,062,232
Hartford Financial Services Group, Inc.	48,800	3,259,352
		13,213,184
Property & Casualty Insurance - 9.1%
Chubb Ltd.	24,500	3,870,265
First American Financial Corp.	47,500	2,690,875
Hiscox Ltd. (b)	136,400	1,617,905
Kemper Corp.	18,700	1,490,764
Old Republic International Corp.	86,600	1,891,344
The Travelers Companies, Inc.	54,012	8,123,405
		19,684,558
Reinsurance - 2.4%
Reinsurance Group of America, Inc.	31,000	3,907,550
RenaissanceRe Holdings Ltd.	7,700	1,233,925
		5,141,475

TOTAL INSURANCE		51,821,413

IT Services - 1.9%
Data Processing & Outsourced Services - 1.9%
Computer Services, Inc.	9,700	572,300
Fidelity National Information Services, Inc.	12,300	1,729,503
Visa, Inc. Class A	9,000	1,905,570
		4,207,373
Professional Services - 1.9%
Research & Consulting Services - 1.9%
Dun & Bradstreet Holdings, Inc. (b)	65,500	1,559,555
Equifax, Inc.	13,900	2,517,707
		4,077,262
Thrifts & Mortgage Finance - 4.6%
Thrifts & Mortgage Finance - 4.6%
Essent Group Ltd.	74,900	3,557,001
MGIC Investment Corp.	286,300	3,965,255
NMI Holdings, Inc. (b)	83,900	1,983,396
Radian Group, Inc.	18,100	420,825
		9,926,477
TOTAL COMMON STOCKS
(Cost $160,981,084)		212,077,668

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.06% (c)	3,265,798	3,266,451
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	2,673,483	2,673,750
TOTAL MONEY MARKET FUNDS
(Cost $5,940,201)		5,940,201
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $166,921,285)		218,017,869
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(2,566,757)
NET ASSETS - 100%		$215,451,112

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$488
Fidelity Securities Lending Cash Central Fund	179
Total	$667

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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